Schedule of Property and Equipment Net (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Total	$ 5,679,677	$ 5,723,839	$ 2,570,536
Less Accumulated Depreciation	1,963,817	1,134,680	284,216
Total property and equipment - net	3,715,860	4,589,159	2,286,320
Vehicles [Member]
Restructuring Cost and Reserve [Line Items]
Total	5,135,840	5,142,828	$ 975,377
Next Charging LLC [Member]
Restructuring Cost and Reserve [Line Items]
Total	88,734
Less Accumulated Depreciation	5,555
Total property and equipment - net	83,179
Next Charging LLC [Member] | Vehicles [Member]
Restructuring Cost and Reserve [Line Items]
Total	$ 88,734